Employee benefits - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018	Mar. 31, 2021 INR (₨)
Disclosure of defined benefit plans [line items]
Defined benefit pension plan amendment cost/(credit)	$ (11.6)	₨ (848.1)		₨ (1,479.3)
Contribution to defined contribution plans		15,090.5	₨ 10,305.5	11,862.1
Actual return on the schemes' assets	$ 45,722.4		3,140,802.1	2,987,119.9		₨ 3,342,794.4
Actuarial assumption of expected rates of salary decreases	0.50%					0.50%
Funding obligations		207,274.7	₨ 246,837.8	142,920.9
Notes issued						₨ 45,645.8
Due On March 31, 2024 [Member]
Disclosure of defined benefit plans [line items]
Deficit contribution, Paid		6,045.9
Due On March 31, 2028 [Member]
Disclosure of defined benefit plans [line items]
Deficit contribution, Paid		₨ 2,519.1
Pension and post retirement medical plans [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	13 years 18 days	13 years 18 days	13 years 11 months 19 days
Expected contributions to funded plans in Fiscal 2021		₨ 1,009.4
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	10 years 9 months 14 days	10 years 9 months 14 days	11 years 18 days
Expected contributions to funded plans in Fiscal 2021		₨ 32.4
Jaguar Pension Plan [Member]
Disclosure of defined benefit plans [line items]
Defined benefit pension plan amendment cost/(credit)			₨ 396.6	₨ 3,799.0
Jaguar Pension Plan [Member] | Equalisation Of Guartanteed Minimum Pension Between May Nineteen Ninety And April Nineteen Ninety Seven [Member]
Disclosure of defined benefit plans [line items]
Defined benefit pension plan amendment cost/(credit)		873.4
Jaguar Pension Plan [Member] | Benefit Improvements To Certain Improvements As Part Of The Restructuring Programme [Member]
Disclosure of defined benefit plans [line items]
Defined benefit pension plan amendment cost/(credit)		₨ 679.3
Jaguar Pension Plan [Member] | Males [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	111.00%		111.00%			111.00%
Jaguar Pension Plan [Member] | Males [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	117.00%		117.00%			117.00%
Jaguar Pension Plan [Member] | Females [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	101.00%		101.00%			101.00%
Jaguar Pension Plan [Member] | Females [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	112.00%		112.00%			112.00%
Land Rover Pension Scheme [Member] | Males [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	107.00%		107.00%			107.00%
Land Rover Pension Scheme [Member] | Males [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	111.00%		111.00%			111.00%
Land Rover Pension Scheme [Member] | Females [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	101.00%		101.00%			101.00%
Land Rover Pension Scheme [Member] | Females [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	109.00%		109.00%			109.00%
Jaguar Executive Pension Plan [Member] | Males [Member] | Weighted Average [Member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	94.00%		94.00%			94.00%
Jaguar Executive Pension Plan [Member] | Females [Member] | Weighted Average [Member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	84.00%		84.00%			84.00%
Jaguar Land Rover Pension plan [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	19 years	19 years	19 years
Expected contributions to funded plans in Fiscal 2021		₨ 24,788.3
Allowance for long term improvements, per annum	1.25%	1.25%		1.25%	1.25%
Intended period to eliminate the pension scheme funding deficits	10 years	10 years
Contribution rate for defined benefit accrual	21.00%	21.00%
Expected net periodic pension cost		₨ 15,147.1
Defined benefit pension plan amendment cost/(credit)	$ 21.3	₨ 1,559.8	₨ 396.6	₨ 3,799.0
Actual return on the schemes' assets			₨ 46,416.8			₨ 18,632.0
Jaguar Land Rover Pension plan [member] | SK [Member]
Disclosure of defined benefit plans [line items]
Allowance for long term improvements, per annum	7.50%	7.50%		7.50%
Defined Benefit Provident Fund Plan [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	26 years 9 months 7 days	26 years 9 months 7 days	26 years 10 months 27 days
Expected contributions to funded plans in Fiscal 2021		₨ 1,433.0
Defined Benefit Provident Fund Plan [Member] | Actuarial Assumption Of Expected Rates Of Return On Plan Assets [Member]
Disclosure of defined benefit plans [line items]
Impact on defined benefit obligation, due to decrease in assumption						₨ 1,688.5
Change in assumption, decrease	0.50%					0.50%